Consolidated Statements of Changes in Stockholders' Equity (Hong Kong Wetouch Electronics Technology Limited) - Hong Kong Wetouch Electronics Technology Limited [Member] - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (loss) [Member]	Total Stockholders' Equity [Member]
Balance at Dec. 31, 2017	$ 1,288	$ 40,746	$ 288,045	$ 7,554,718	$ 742,586	$ 8,267,383
Balance, shares at Dec. 31, 2017	10,000
Net income				11,801,687		11,801,687
Foreign currency translation adjustment					(1,633,382)	(1,633,382)
Balance at Dec. 31, 2018	$ 1,288	40,746	288,045	19,356,405	(890,796)	18,795,688
Balance, shares at Dec. 31, 2018	10,000
Balance at Dec. 31, 2018	$ 1,288	40,746	288,045	19,356,405	(890,796)	18,795,688
Balance, shares at Dec. 31, 2018	10,000
Net income				13,716,613		13,716,613
Foreign currency translation adjustment					(844,192)	(844,192)
Appropriation to statutory reserve			1,715,524	(1,715,524)
Balance at Dec. 31, 2019	$ 1,288	$ 40,746	$ 2,003,569	$ 31,357,494	$ (1,734,988)	$ 31,668,109
Balance, shares at Dec. 31, 2019	10,000